Subsequent Events (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Feb. 06, 2025	Jan. 31, 2025	Oct. 31, 2024	Apr. 30, 2024	Dec. 31, 2024
Subsequent Event [Line Items]
Stock Repurchased During Period, Value					$ 342
American Depositary Shares
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares					151,923
Stock Repurchased During Period, Value					$ 342
Share Repurchase Transaction Costs					$ 10
Restricted Stock | American Depositary Shares
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			804,766	3,501,350
Subsequent Event | Directors And Officers
Subsequent Event [Line Items]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	$ 3,070
Deferred Compensation Arrangement with Individual, Requisite Service Period	3 years
Subsequent Event | American Depositary Shares
Subsequent Event [Line Items]
Stock Repurchased During Period, Shares		52,965
Stock Repurchased During Period, Value		$ 110
Share Repurchase Transaction Costs		$ 3
Subsequent Event | Restricted Stock | Directors And Officers
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	18,440,980
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period	3 years
Subsequent Event | Restricted Stock | American Depositary Shares | Directors And Officers
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	1,844,098